Commitments - Schedule of Lease Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	$ 578.3	$ 447.4
Non-lease elements	498.2	472.1
Fully variable lease payments	2,089.3	1,934.3
Lease Contracts	3,165.8	2,853.8
Within one year [member]
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	88.4	63.9
Non-lease elements	126.0	98.7
Fully variable lease payments	583.0	502.3
Lease Contracts	797.4	664.9
Later than one and not later than five years [member]
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	228.7	178.2
Non-lease elements	296.3	290.1
Fully variable lease payments	1,506.3	1,410.3
Lease Contracts	2,031.3	1,878.6
Later than five years [member]
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	261.2	205.3
Non-lease elements	75.9	83.3
Fully variable lease payments	0.0	21.7
Lease Contracts	$ 337.1	$ 310.3